May 1, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

RE:	Zurich American Life Insurance Company
ZALICO Variable Annuity Separate Account
Filing Pursuant to Rule 497(j)
File Nos. 002-72671 and 811-03199

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of Prospectus and Statement of Additional Information being used in connection with the “ZALICO Advantage III” Annuity contract that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the Post-Effective Amendment No. 64 for the ZALICO Variable Annuity Separate Account as received electronically with the Commission on April 23, 2026 (Accession No. 0001193125-26-174271).

If you have any questions or comments regarding this filing, please contact the undersigned at (847) 330-1153.

Very truly yours,

/s/ Stanislav Sukhorukov

Stanislav Sukhorukov